CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥)	USD ($)	Initial Public Offering CNY (¥)	Common Class A CNY (¥) shares	Common Class A USD ($) shares	Common Class A Initial Public Offering CNY (¥) shares	Common Class B CNY (¥) shares	Common Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent CNY (¥)	Parent USD ($)	Parent Initial Public Offering CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2015	¥ 777,202,979			¥ 160,189,926			¥ 140,696,841		¥ 174,261,734			¥ 308,450,940		¥ (7,278,172)		¥ 776,321,269			¥ 881,710
Balance, shares at Dec. 31, 2015 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Distribution to the shareholders	(17,956,030)											(17,956,030)				(17,956,030)
Net income (loss)	265,800,559											265,973,599				265,973,599			(173,040)
Foreign currency translation adjustments	1,875,003													1,875,003		1,875,003
Balance at Dec. 31, 2016	1,026,922,511			¥ 160,189,926			¥ 140,696,841		174,261,734			556,468,509		(5,403,169)		1,026,213,841			708,670
Balance, shares at Dec. 31, 2016 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Distribution to the shareholders	(618,733,802)											(618,733,802)				(618,733,802)
Net income (loss)	285,051,632											285,400,182				285,400,182			(348,550)
Foreign currency translation adjustments	1,317,020													1,317,020		1,317,020
Share-based compensation	38,048,000								38,048,000							38,048,000
Balance at Dec. 31, 2017	732,605,361			¥ 160,189,926			¥ 140,696,841		212,309,734			223,134,889		(4,086,149)		732,245,241			360,120
Balance, shares at Dec. 31, 2017 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Redesignation Class B ordinary shares as ClassA ordinary shares				¥ 25,162,631			¥ (25,162,631)
Redesignation Class B ordinary shares as Class A ordinary shares, shares | shares				7,954,048	7,954,048		(7,954,048)	(7,954,048)
Distribution to the shareholders	(160,840,918)											(160,840,918)				(160,840,918)
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost			¥ 806,677,429			¥ 32,069,310					¥ 774,608,119							¥ 806,677,429
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost, shares | shares						10,200,000
Acquisitions of subsidiaries and business	8,509,857																		8,509,857
Net income (loss)	393,613,911	$ 57,248,769										394,104,841				394,104,841			(490,930)
Foreign currency translation adjustments	66,453,841	9,665,310												66,453,841		66,453,841
Share-based compensation	16,108,950								16,108,950							16,108,950
Balance at Dec. 31, 2018	¥ 1,863,128,431	$ 270,980,791		¥ 217,421,867	$ 31,622,699		¥ 115,534,210	$ 16,803,754	¥ 1,003,026,803	$ 145,884,198		¥ 456,398,812	$ 66,380,454	¥ 62,367,692	$ 9,071,005	¥ 1,854,749,384	$ 269,762,110		¥ 8,379,047	$ 1,218,681
Balance, shares at Dec. 31, 2018 | shares				66,789,300	66,789,300		34,762,909	34,762,909